Annual Total Returns - Fidelity® Equity Dividend Income Fund [BarChart] - 11.30 Fidelity Equity Dividend Income Fund - Retail PRO-06 - Fidelity® Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund-Retail Class
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(2.75%)
Annual Return 2012	14.70%
Annual Return 2013	29.06%
Annual Return 2014	11.61%
Annual Return 2015	(2.54%)
Annual Return 2016	15.88%
Annual Return 2017	14.09%
Annual Return 2018	(9.74%)
Annual Return 2019	27.32%
Annual Return 2020	1.84%